Organisation (Details)	12 Months Ended
Dec. 31, 2021
Organisation [Abstract]
Name of reporting entity or other means of identification	Equinor ASA
Domicile of entity	Norway
Country of incorporation	Norway
Address of entity's registered office	Forusbeen 50, N-4035 Stavanger, Norway
Description of nature of entity's operations and principal activities	The Equinor group's business consists principally of the exploration, production, transportation, refining and marketing of petroleum and petroleum-derived products and other forms of energy.